UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

BEAR STEARNS ASSET BACKED SECURITIES, INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period July 1, 2017 to September 30, 2017

Date of Report (Date of earliest event reported):  November 14, 2017

Commission File Number of securitizer: 025-01134

 Central Index Key Number of securitizer: 0000946812

Ian Sterling, (212) 648-0364

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

[  ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: ______________________

Central Index Key Number of issuing entity (if applicable):  ______________________
Central Index Key Number of underwriter (if applicable): ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02                          Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

Exhibits

99.1                          Disclosures required by Rule 15Ga-1.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 14, 2017

BEAR STEARNS ASSET BACKED SECURITIES, INC. (Securitizer)

By:	/s/ John Costango
Name: John Costango
Title: President